Share-based compensation - Summary of compensation costs recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Compensation costs
Compensation cost recognized	$ 3,794	$ 13,499	$ 6,249
Cost of revenues
Compensation costs
Compensation cost recognized	18	12	5
Research and development
Compensation costs
Compensation cost recognized	337	221	92
Sales and marketing expenses
Compensation costs
Compensation cost recognized	1,743	9,991	2,707
General and administrative expenses
Compensation costs
Compensation cost recognized	$ 1,696	$ 3,275	$ 3,445